Derivative financial instruments - Total recognised derivative assets/(liabilities) (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 307,258	£ 229,236
Derivative liabilities	(307,891)	(229,204)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	52,546,990	42,292,485
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	307,258	229,236
Derivative liabilities	(307,891)	(229,204)
Designated in hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	184,898	181,375
Designated in hedge accounting relationships [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	57,497	67,773
Designated in hedge accounting relationships [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	126,692	112,457
Designated in hedge accounting relationships [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	709	1,145
Designated in hedge accounting relationships [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	200	173
Derivative liabilities designated in hedge accounting relationships	(879)	(587)
Designated in hedge accounting relationships [member] | At fair value [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	55	7
Derivative liabilities designated in hedge accounting relationships	(10)	(1)
Designated in hedge accounting relationships [member] | At fair value [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	145	136
Derivative liabilities designated in hedge accounting relationships	(822)	(586)
Designated in hedge accounting relationships [member] | At fair value [member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets designated in hedge accounting relationships	0	30
Derivative liabilities designated in hedge accounting relationships	(47)	0
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	52,362,092	42,111,110
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	307,058	229,063
Derivative liabilities held for trading	(307,012)	(228,617)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	5,730,348	4,999,865
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	67,755	56,576
Derivative liabilities held for trading	(68,502)	(57,021)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	44,652,771	35,098,216
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	199,378	142,325
Derivative liabilities held for trading	(191,435)	(135,759)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	906,573	825,516
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	6,739	8,215
Derivative liabilities held for trading	(6,955)	(8,086)
Held for trading [member] | Equity and stock index and commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Contract notional amount	1,072,400	1,187,513
Held for trading [member] | Equity and stock index and commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	33,186	21,947
Derivative liabilities held for trading	£ (40,120)	£ (27,751)